SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011
SEGMENT INFORMATION AND REVENUE ANALYSIS
Number of reportable segment		1	1
Number of operating segments		1	2
Number of reporting units	2	1
Net revenues and long-lived assets by operating location
Net revenues		$ 670,019	$ 359,031	$ 218,989
Long-lived Assets	259,402	278,081	259,402	67,872
Greater China
Net revenues and long-lived assets by operating location
Net revenues		401,988	172,316	87,264
Long-lived Assets	197,559	219,380	197,559	37,405
United States
Net revenues and long-lived assets by operating location
Net revenues		135,647	75,306	49,271
Long-lived Assets	31,729	31,118	31,729	19,922
Asia South
Net revenues and long-lived assets by operating location
Net revenues		69,884	45,276	29,673
Long-lived Assets	23,984	21,700	23,984	8,549
Japan
Net revenues and long-lived assets by operating location
Net revenues		49,623	60,137	47,671
Long-lived Assets	2,743	2,496	2,743	1,996
Europe
Net revenues and long-lived assets by operating location
Net revenues		12,877	5,996	5,110
Long-lived Assets	$ 3,387	$ 3,387	$ 3,387